Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.2%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40((cost $6,987,224)	3,769,295	GBP	$5,850,291
Bank Loans and Mezzanine Loans– 6.3%
Communications – 0.8%
Hunter Holdco 3 Ltd,
Euro Interbank Offered Rate 3 Month + 4.0000%, 4.0000%, 8/19/28‡	5,054,600	EUR	5,562,923
Hunter Holdco 3 Ltd, ICE LIBOR USD 3 Month + 4.2500%, 4.7500%, 8/19/28ƒ,‡	$5,711,352		5,682,795
Lorca Finco PLC,
Euro Interbank Offered Rate 3 Month + 4.2500%, 4.2500%, 9/17/27‡	3,000,000	EUR	3,301,102
Ziggo BV, Euro Interbank Offered Rate 3 Month + 3.0000%, 3.0000%, 1/31/29‡	7,250,000	EUR	7,838,770
			22,385,590
Consumer Cyclical – 0.9%
Arches Buyer Inc, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 12/6/27‡	9,651,134		9,477,027
Loire Finco Luxembourg,
Euro Interbank Offered Rate 12 Month + 3.0000%, 3.0000%, 4/21/27‡	2,850,000	EUR	3,109,031
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.2500%, 3.7074%, 4/21/27‡	4,755,933		4,690,539
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.7500%, 4.5000%, 4/21/27‡	2,930,260		2,889,969
Verisure Holding AB,
Euro Interbank Offered Rate 3 Month + 3.2500%, 3.2500%, 3/27/28‡	4,250,000	EUR	4,585,504
			24,752,070
Consumer Non-Cyclical – 1.6%
CAB SELAS, Euro Interbank Offered Rate 3 Month + 3.5000%, 3.0000%, 2/9/28‡	7,580,000	EUR	8,153,648
IVC Acquisition Ltd,
Sterling Overnight Index Average + 4.5000%, 4.3330%, 2/13/26ƒ,‡	13,780,000	GBP	17,895,105
Mozart Borrower LP, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 10/23/28‡	13,800,000		13,655,100
Refresco Holding BV,
Euro Interbank Offered Rate 3 Month + 2.7500%, 2.7500%, 3/28/25‡	3,000,000	EUR	3,286,368
			42,990,221
Diversified Financial Services – 0.3%
Chrome Bidco SASU,
Euro Interbank Offered Rate 3 Month + 3.7500%, 3.7500%, 6/30/28‡	6,580,000	EUR	7,125,495
Financial Institutions – 0.4%
Trans Union LLC, ICE LIBOR USD 1 Month + 2.2500%, 2.7500%, 12/1/28‡	10,233,155		10,143,615
Technology – 2.3%
Acuris Finance US Inc, ICE LIBOR USD 3 Month + 4.0000%, 4.5000%, 2/16/28‡	2,568,177		2,541,288
I-Logic Technologies Bidco Ltd,
Euro Interbank Offered Rate 3 Month + 4.0000%, 4.0000%, 2/16/28‡	5,890,500	EUR	6,480,149
Proofpoint Inc, ICE LIBOR USD 3 Month + 3.2500%, 3.7500%, 8/31/28‡	13,765,500		13,602,929
RealPage Inc, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 4/24/28‡	24,726,838		24,415,415
Tempo Acquisition LLC, ICE LIBOR USD 1 Month + 3.0000%, 3.5000%, 8/31/28ƒ,‡	13,766,044		13,659,357
			60,699,138
Total Bank Loans and Mezzanine Loans (cost $174,089,607)			168,096,129
Corporate Bonds– 52.3%
Banking – 8.5%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	9,780,000		12,273,900
Barclays PLC, 5.2000%, 5/12/26	246,000		255,781
Barclays PLC, US Treasury Yield Curve Rate 5 Year + 3.4100%, 4.3750%‡,µ	10,115,000		8,908,786
Barclays PLC, USD SWAP SEMI 30/360 5YR + 4.8420%, 7.7500%‡,µ	1,500,000		1,554,803
BNP Paribas SA, 1.8750%, 12/14/27	10,500,000	GBP	12,956,353
Cooperatieve Rabobank UA, 3.7500%, 7/21/26	6,000,000		5,963,646
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,532,671
Cooperatieve Radobank UA, EUR SWAP ANNUAL 5 YR + 3.7020%, 3.2500%‡,µ	6,600,000	EUR	6,926,102
Deutsche Bank AG, EURIBOR ICE SWAP Rate + 3.3000%, 4.0000%, 6/24/32‡	5,600,000	EUR	6,200,584
Deutsche Bank AG / New York, SOFR + 1.7180%, 3.0350%, 5/28/32‡	14,000,000		12,581,030
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	4,012,267
ING Groep NV, US Treasury Yield Curve Rate 5 Year + 2.8620%, 4.2500%‡,#,µ	21,780,000		18,540,225
ING Groep NV, US Treasury Yield Curve Rate 5 Year + 4.3420%, 5.7500%‡,µ	1,916,000		1,926,538
KBC Group NV, EUR SWAP ANNUAL 5 YR + 3.5940%, 4.2500%‡,µ	8,000,000	EUR	8,693,921
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	3,321,419
Lloyds Banking Group PLC, 1.8750%, 1/15/26	6,000,000	GBP	7,637,884
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,632,262
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.8000%, 3.7500%, 3/18/28‡	5,540,000		5,523,785
Lloyds Banking Group PLC, 4.3750%, 3/22/28	3,000,000		3,065,624
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	10,215,701
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 5 Year + 1.5000%, 3.3690%, 12/14/46‡	7,608,000		6,365,129
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	9,850,000		9,881,932

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
Nationwide Building Society,
USD ICE SWAP 11AM NY 5 Year + 1.8490%, 4.1250%, 10/18/32 (144A)‡	$10,000,000		$9,847,947
Nationwide Building Society, 10.2500%‡,µ	850,000	GBP	1,875,542
Natwest Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.9920%, 4.5000%‡,µ	9,000,000	GBP	10,963,645
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 5.6250%, 6.0000%‡,µ	970,000		990,516
Nordea Bank Abp,
US Treasury Yield Curve Rate 5 Year + 2.6020%, 3.7500% (144A)‡,µ	6,080,000		5,218,646
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	3,500,000		3,649,796
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	2,600,000		2,678,764
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	11,700,000	GBP	15,325,712
Stichting AK Rabobank Certificaten, 6.5000%‡,µ	16,777,200	EUR	21,651,622
Svenska Handelsbanken AB,
US Treasury Yield Curve Rate 5 Year + 4.0480%, 4.7500%‡,µ	1,800,000		1,732,694
UBS Group AG, USD SWAP SA (VS 6M) 5Y + 4.8660%, 7.0000%‡,µ	3,730,000		3,949,913
			227,855,140
Basic Industry – 1.6%
Argentum Netherlands BV for Givaudan SA, 2.0000%, 9/17/30	3,600,000	EUR	4,032,025
Firmenich Productions SAS, 1.7500%, 4/30/30	15,030,000	EUR	16,438,572
Givaudan Finance Europe BV, 1.6250%, 4/22/32	7,330,000	EUR	7,966,908
International Flavors & Fragrances Inc, 1.8000%, 9/25/26	390,000	EUR	431,710
International Flavors & Fragrances Inc, 4.4500%, 9/26/28	1,212,000		1,256,956
International Flavors & Fragrances Inc, 2.3000%, 11/1/30 (144A)	3,571,000		3,187,710
Smurfit Kappa Treasury ULC, 1.5000%, 9/15/27	3,670,000	EUR	3,992,144
Smurfit Kappa Treasury ULC, 1.0000%, 9/22/33	1,000,000	EUR	961,488
Symrise AG, 1.3750%, 7/1/27	4,000,000	EUR	4,309,751
			42,577,264
Brokerage – 0.4%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		6,736,275
LSEGA Financing PLC, 1.3750%, 4/6/26 (144A)	5,000,000		4,600,994
			11,337,269
Capital Goods – 1.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	9,208,000		8,511,645
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)#	2,889,000		2,670,519
Ball Corp, 4.8750%, 3/15/26	1,730,000		1,791,484
Ball Corp, 2.8750%, 8/15/30	18,532,000		16,614,772
Ball Corp, 3.1250%, 9/15/31	9,203,000		8,224,721
Vertical Midco GmbH, 4.3750%, 7/15/27 (144A)	3,500,000	EUR	3,819,045
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	2,492,000		2,464,663
			44,096,849
Communications – 13.1%
American Tower Corp, 3.6000%, 1/15/28	7,580,000		7,507,362
American Tower Corp, 3.8000%, 8/15/29	5,796,000		5,767,793
American Tower Corp, 2.9000%, 1/15/30	2,039,000		1,892,042
Cable One Inc, 4.0000%, 11/15/30 (144A)	5,303,000		4,890,533
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	3,068,000		3,068,000
CCO Holdings LLC / CCO Holdings Capital Corp, 4.7500%, 3/1/30 (144A)	3,159,000		3,033,398
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	418,000		392,206
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	7,968,000		7,230,960
Cellnex Finance Co SA, 3.8750%, 7/7/41 (144A)	3,385,000		2,749,703
Cellnex Telecom SA, 1.8750%, 6/26/29	17,600,000	EUR	17,648,279
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.2000%, 3/15/28	13,160,000		13,298,300
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		1,869,333
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,987,983
Crown Castle International Corp, 3.1000%, 11/15/29	5,601,000		5,307,053
Crown Castle International Corp, 3.3000%, 7/1/30	6,929,000		6,626,397
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,973,281
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	4,201,000		3,683,710
Deutsche Telekom AG, 1.3750%, 7/5/34	7,300,000	EUR	7,760,360
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	3,136,714
Deutsche Telekom International Finance BV, 4.3750%, 6/21/28 (144A)	10,600,000		11,136,778
Eircom Finance DAC, 3.5000%, 5/15/26	16,775,000	EUR	18,259,567
Eircom Finance DAC, 2.6250%, 2/15/27	4,275,000	EUR	4,392,363
Front Range BidCo Inc, 4.0000%, 3/1/27 (144A)	850,000		782,196
Lamar Media Corp, 3.6250%, 1/15/31#	1,541,000		1,414,838
Lorca Telecom Bondco SA, 4.0000%, 9/18/27 (144A)	820,000	EUR	872,987
Magallanes Inc, 4.2790%, 3/15/32 (144A)	13,215,000		13,273,789
Magallanes Inc, 5.0500%, 3/15/42 (144A)	6,820,000		6,956,606

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Netflix Inc, 4.8750%, 4/15/28	$3,176,000		$3,330,846
Netflix Inc, 5.8750%, 11/15/28	12,900,000		14,219,670
Netflix Inc, 3.8750%, 11/15/29	2,980,000	EUR	3,574,075
Netflix Inc, 3.6250%, 6/15/30	6,030,000	EUR	7,053,409
Netflix Inc, 4.8750%, 6/15/30 (144A)	2,143,000		2,285,938
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,545,418
Orange SA, 2.0000%, 1/15/29	3,100,000	EUR	3,565,069
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	6,051,959
Orange SA, 3.2500%, 1/15/32	2,900,000	GBP	3,948,689
SBA Communications Corp, 3.1250%, 2/1/29	5,373,000		4,887,388
Sirius XM Radio Inc, 5.0000%, 8/1/27 (144A)	2,106,000		2,100,735
Sirius XM Radio Inc, 4.0000%, 7/15/28 (144A)	10,416,000		9,895,200
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	6,067,000		6,158,005
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	6,171,000		5,777,105
Sky Ltd, 2.5000%, 9/15/26	1,015,000	EUR	1,187,822
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		948,301
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,637,438
T-Mobile USA Inc, 3.8750%, 4/15/30	9,017,000		9,051,618
Vantage Towers AG, 0.3750%, 3/31/27	4,000,000	EUR	4,143,563
Vantage Towers AG, 0.7500%, 3/31/30	7,100,000	EUR	7,038,587
Verizon Communications Inc, 4.5000%, 8/17/27	12,840,000	AUD	9,742,823
Verizon Communications Inc, 2.3500%, 3/23/28	5,000,000	AUD	3,325,125
Verizon Communications Inc, 4.0160%, 12/3/29	3,420,000		3,549,453
Verizon Communications Inc, 2.6500%, 5/6/30	7,440,000	AUD	4,805,558
Verizon Communications Inc, 2.5500%, 3/21/31	6,167,000		5,729,451
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	3,109,000		2,936,435
Virgin Media Secured Finance PLC, 5.2500%, 5/15/29	7,229,000	GBP	9,304,710
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30 (144A)	2,500,000	GBP	2,996,204
Virgin Media Vendor Financing, 4.8750%, 7/15/28 (144A)	2,180,000	GBP	2,695,008
Virgin Media Vendor Financing Notes III DAC, 4.8750%, 7/15/28	7,960,000	GBP	9,840,487
VMED O2 UK Financing I PLC, 4.0000%, 1/31/29 (144A)	5,550,000	GBP	6,664,330
Vodafone Group PLC, 3.2500%, 12/13/22	3,600,000	AUD	2,725,436
WMG Acquisition Corp, 2.7500%, 7/15/28 (144A)	4,310,000	EUR	4,596,456
WMG Acquisition Corp, 3.8750%, 7/15/30 (144A)#	1,990,000		1,895,475
WP/AP Telecom Holdings IV BV, 3.7500%, 1/15/29 (144A)	6,190,000	EUR	6,504,402
Ziggo BV, 4.8750%, 1/15/30 (144A)	8,200,000		7,722,186
Ziggo BV, 3.3750%, 2/28/30	6,800,000	EUR	6,637,687
			351,984,592
Consumer Cyclical – 5.0%
1011778 BC ULC / New Red Finance Inc, 3.5000%, 2/15/29 (144A)	4,633,000		4,278,344
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	5,778,000		5,211,958
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	8,224,000		7,671,841
Atlas LuxCo 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	2,386,000		2,254,531
Atlas LuxCo 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	1,582,000		1,478,695
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	6,481,792
Co-Operative Group Holdings 2011 Ltd, 7.5000%, 7/8/26Ç	2,800,000	GBP	3,897,721
Co-Operative Group Ltd, 5.1250%, 5/17/24	5,900,000	GBP	7,764,585
CPUK Finance Ltd, 4.8750%, 8/28/25	5,810,000	GBP	7,411,493
CPUK Finance Ltd, 6.5000%, 8/28/26	2,830,000	GBP	3,739,237
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	8,562,000		8,943,960
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	9,263,000		8,790,630
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	1,122,742
GLP Capital LP / GLP Financing II Inc, 5.7500%, 6/1/28	1,482,000		1,595,037
GLP Capital LP / GLP Financing II Inc, 3.2500%, 1/15/32	7,169,000		6,504,434
Levi Strauss & Co, 3.5000%, 3/1/31 (144A)#	8,000,000		7,326,080
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		6,942,218
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		2,029,074
Service Corp International/US, 3.3750%, 8/15/30	9,803,000		8,831,327
Service Corporation International, 4.0000%, 5/15/31	6,752,000		6,281,588
Sodexo SA, 0.7500%, 4/14/27	380,000	EUR	405,942
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	8,017,946
Sodexo SA, 1.0000%, 4/27/29	5,300,000	EUR	5,605,204
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	4,062,333
Verisure Holding AB, 3.8750%, 7/15/26 (144A)	4,760,000	EUR	5,133,395
Verisure Holding AB, 3.2500%, 2/15/27 (144A)	2,490,000	EUR	2,582,045
VICI Properties LP / VICI Note Co Inc, 3.7500%, 2/15/27 (144A)	707,000		687,558
			135,051,710
Consumer Non-Cyclical – 8.3%
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	2,140,769
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	3,680,000		3,732,738
Aramark Services Inc, 5.0000%, 4/1/25 (144A)	445,000		445,854

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Aramark Services Inc, 5.0000%, 2/1/28 (144A)#	$3,000,000		$2,910,000
Avantor Funding Inc, 3.8750%, 7/15/28	4,730,000	EUR	5,240,549
Avantor Funding Inc, 3.8750%, 7/15/28 (144A)	4,590,000	EUR	5,085,438
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	6,659,000		6,585,751
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	3,873,000		3,963,953
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,806,000		4,999,652
CAB SELAS, 3.3750%, 2/1/28	4,730,000	EUR	4,969,660
CAB SELAS, 3.3750%, 2/1/28 (144A)	4,970,000	EUR	5,221,820
Catalent Pharma Solutions Inc, 2.3750%, 3/1/28	6,110,000	EUR	6,311,964
Catalent Pharma Solutions Inc, 3.1250%, 2/15/29 (144A)	4,016,000		3,650,203
Catalent Pharma Solutions Inc, 3.5000%, 4/1/30 (144A)	5,140,000		4,690,250
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,768,511
Coca-Cola Co, 2.1250%, 9/6/29#	5,330,000		5,021,176
DaVita Inc, 4.6250%, 6/1/30 (144A)	3,808,000		3,555,910
Diageo Capital PLC, 1.3750%, 9/29/25	5,000,000		4,734,961
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,558,352
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	8,503,180
Elanco Animal Health Inc, 6.4000%, 8/28/28	4,920,000		5,276,798
HCA Inc, 5.0000%, 3/15/24	67,000		69,450
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,672,976
HCA Inc, 4.1250%, 6/15/29	9,349,000		9,529,461
HCA Inc, 3.5000%, 9/1/30	1,690,000		1,632,648
HCA Inc, 3.6250%, 3/15/32 (144A)	6,880,000		6,742,089
HCA Inc, 5.1250%, 6/15/39	5,610,000		6,049,565
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,317,245
Heineken NV, 1.5000%, 10/3/29	2,650,000	EUR	2,903,545
Heineken NV, 2.2500%, 3/30/30	1,800,000	EUR	2,082,866
Heineken NV, 2.0200%, 5/12/32	2,800,000	EUR	3,130,798
Hologic Inc, 3.2500%, 2/15/29 (144A)	14,746,000		13,769,372
IQVIA Inc, 5.0000%, 5/15/27 (144A)	10,407,000		10,521,945
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	3,580,000		3,775,051
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		900,436
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,731,117
McCormick & Co Inc/MD, 3.4000%, 8/15/27	6,433,000		6,476,116
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29 (144A)	18,755,000		17,348,375
Nestle Finance International Ltd, 2.2500%, 11/30/23	6,600,000	GBP	8,716,060
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	13,745,000		14,524,833
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,641,512
Tesco PLC, 6.1500%, 11/15/37 (144A)	2,001,000		2,372,073
Unilever PLC, 1.5000%, 7/22/26	2,350,000	GBP	3,003,659
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,514,800
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		4,077,333
			220,870,814
Government Sponsored – 1.2%
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	30,000,000	AUD	22,478,908
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	10,152,858
			32,631,766
Insurance – 3.7%
Allianz SE,
US Treasury Yield Curve Rate 5 Year + 2.1650%, 3.2000% (144A)‡,µ	13,600,000		11,798,000
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,665,500
Athene Global Funding, 2.6460%, 10/4/31 (144A)	5,510,000		4,862,453
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,987,955
AXA SA, SONIA Interest Rate Benchmark + 3.2700%, 5.6250%, 1/16/54‡	724,000	GBP	1,032,928
BUPA Finance PLC, 5.0000%, 12/8/26	8,200,000	GBP	11,527,667
BUPA Finance PLC, 4.1250%, 6/14/35	13,150,000	GBP	17,301,150
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,µ	8,352,000	GBP	9,227,831
Centene Corp, 3.0000%, 10/15/30	3,876,000		3,559,990
Centene Corp, 2.5000%, 3/1/31	14,398,000		12,706,667
Centene Corp, 2.6250%, 8/1/31	11,472,000		10,210,080
Legal & General Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 5.2500%, 4.5000%, 11/1/50‡	920,000	GBP	1,238,799
Phoenix Group Holdings PLC, 4.1250%, 7/20/22	1,600,000	GBP	2,114,228
Phoenix Group Holdings PLC, 6.6250%, 12/18/25	2,412,000	GBP	3,499,355
Scottish Widows Ltd, 5.5000%, 6/16/23	2,500,000	GBP	3,394,665
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	1,079,884
			99,207,152
Real Estate Investment Trusts (REITs) – 0.2%
Digital Intrepid Holdings BV, 0.6250%, 7/15/31	4,710,000	EUR	4,321,459
Supranational – 0.9%
European Investment Bank, 2.7000%, 1/12/23	10,000,000	AUD	7,562,838

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Supranational– (continued)
European Investment Bank, 3.2500%, 1/29/24	$17,000,000		$17,278,970
			24,841,808
Technology – 7.7%
Alphabet Inc, 2.0500%, 8/15/50	5,947,000		4,691,250
Autodesk Inc, 2.8500%, 1/15/30	10,745,000		10,108,315
CrowdStrike Holdings Inc, 3.0000%, 2/15/29#	5,781,000		5,304,068
DELL International LLC / EMC Corp, 6.0200%, 6/15/26	9,310,000		10,084,859
DELL International LLC / EMC Corp, 6.2000%, 7/15/30	2,990,000		3,407,554
Equinix Inc, 3.2000%, 11/18/29	15,299,000		14,641,084
Experian Finance PLC, 2.1250%, 9/27/24	3,500,000	GBP	4,575,715
Fiserv Inc, 2.2500%, 7/1/25	1,310,000	GBP	1,706,985
Fiserv Inc, 3.5000%, 7/1/29	2,190,000		2,155,600
Fiserv Inc, 1.6250%, 7/1/30	3,470,000	EUR	3,716,364
Gartner Inc, 3.7500%, 10/1/30 (144A)	4,237,000		3,977,484
Iron Mountain Inc, 4.8750%, 9/15/29 (144A)	4,374,000		4,163,479
Iron Mountain Inc, 4.5000%, 2/15/31 (144A)	1,872,000		1,728,811
Microsoft Corp, 2.5250%, 6/1/50	20,000,000		17,269,901
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		1,967,621
MSCI Inc, 3.6250%, 9/1/30 (144A)	4,953,000		4,642,868
MSCI Inc, 3.8750%, 2/15/31 (144A)	1,782,000		1,689,612
MSCI Inc, 3.6250%, 11/1/31 (144A)	6,702,000		6,308,258
NVIDIA Corp, 0.5840%, 6/14/24	7,000,000		6,712,273
NVIDIA Corp, 3.2000%, 9/16/26	1,627,000		1,654,109
NVIDIA Corp, 1.5500%, 6/15/28	7,000,000		6,427,708
NVIDIA Corp, 2.0000%, 6/15/31#	14,000,000		12,771,597
Oracle Corp, 2.9500%, 4/1/30	6,750,000		6,227,297
Oracle Corp, 3.6000%, 4/1/50	6,750,000		5,598,196
PayPal Holdings Inc, 2.8500%, 10/1/29	2,440,000		2,388,483
S&P Global Inc, 4.2500%, 5/1/29 (144A)	5,510,000		5,802,396
S&P Global Inc, 2.9000%, 3/1/32 (144A)	3,670,000		3,557,884
salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,326,734
salesforce.com Inc, 1.9500%, 7/15/31#	6,764,000		6,188,045
Square Inc, 3.5000%, 6/1/31 (144A)#	13,895,000		12,713,925
VMware Inc, 4.5000%, 5/15/25	4,100,000		4,223,384
VMware Inc, 1.4000%, 8/15/26	2,245,000		2,061,024
VMware Inc, 3.9000%, 8/21/27	4,698,000		4,758,717
VMware Inc, 4.7000%, 5/15/30	14,565,000		15,403,871
Workday Inc, 3.8000%, 4/1/32	4,950,000		4,940,580
			205,896,051
Total Corporate Bonds (cost $1,483,064,451)			1,400,671,874
Foreign Government Bonds– 32.3%
Australia Government Bond, 2.7500%, 4/21/24	53,129,000	AUD	40,486,194
Australia Government Bond, 0.2500%, 11/21/24	105,000,000	AUD	74,737,671
Australia Government Bond, 0.2500%, 11/21/25	55,500,000	AUD	38,314,403
Australia Government Bond, 3.2500%, 4/21/29	54,000,000	AUD	41,699,965
Australia Government Bond, 1.0000%, 11/21/31	80,000,000	AUD	50,631,915
Australia Government Bond, 2.7500%, 5/21/41	35,145,000	AUD	24,690,191
Canadian Government Bond, 1.0000%, 9/1/26	55,000,000	CAD	41,482,320
Canadian Government Bond, 1.5000%, 6/1/31	100,000,000	CAD	74,275,360
Federal Republic of Germany Bond, 0%, 10/9/26	82,000,000	EUR	89,337,444
Federal Republic of Germany Bond, 0%, 2/15/31	30,000,000	EUR	31,815,105
Federal Republic of Germany Bond, 0%, 2/15/32	50,000,000	EUR	52,423,348
Kingdom of Sweden Government Bond, 1.0000%, 11/12/26	810,000,000	SEK	85,538,737
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31 (144A)	560,000,000	SEK	54,081,680
New Zealand Government Bond, 2.7500%, 4/15/25	33,000,000	NZD	22,685,414
New Zealand Government Bond, 0.5000%, 5/15/26	60,000,000	NZD	37,419,462
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	13,683,890
New Zealand Government Bond, 1.5000%, 5/15/31	33,000,000	NZD	19,756,059
United Kingdom Gilt, 1.2500%, 7/22/27	20,000,000	GBP	26,048,754
United Kingdom Gilt, 4.2500%, 6/7/32	18,000,000	GBP	29,454,438
United Kingdom Gilt, 0.6250%, 10/22/50	17,625,000	GBP	17,320,538
Total Foreign Government Bonds (cost $923,673,639)			865,882,888
United States Treasury Notes/Bonds– 6.0%
1.2500%, 11/30/26	130,000,000		122,997,265
1.5000%, 1/31/27	38,000,000		36,313,750
Total United States Treasury Notes/Bonds (cost $168,145,921)			159,311,015
Investment Companies– 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $59,810,718)	59,804,737		59,810,718
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	5,741,096		5,741,096

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$1,531,024	$1,531,024
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,272,120)		7,272,120
Total Investments (total cost $2,823,043,680) – 99.6%		2,666,895,035
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		10,393,508
Net Assets – 100%		$2,677,288,543

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,012,614,843	38.0%
United Kingdom	404,004,460	15.2
Germany	280,596,738	10.5
Australia	270,560,339	10.1
Sweden	153,654,055	5.8
Canada	125,247,982	4.7
Netherlands	98,964,671	3.7
New Zealand	93,544,825	3.5
France	71,600,131	2.7
Switzerland	41,103,478	1.5
Ireland	40,141,057	1.5
Supranational	24,841,808	0.9
Spain	21,270,969	0.8
Belgium	14,567,428	0.6
Bermuda	8,963,605	0.3
Finland	5,218,646	0.2

Total	$2,666,895,035	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$111,221	$1,402	$(1,402)	$59,810,718
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	3,914∆	-	-	5,741,096
Total Affiliated Investments - 2.4%	$115,135	$1,402	$(1,402)	$65,551,814

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	192,922,122	1,243,849,464	(1,376,960,868)	59,810,718
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	3,924,662	148,553,324	(146,736,890)	5,741,096

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	4/26/22	868,009	$(652,022)	$(2,493)
Australian Dollar	4/26/22	(2,491,808)	1,869,735	5,120
Australian Dollar	4/26/22	(483,713,988)	360,921,900	(1,040,191)
British Pound	4/26/22	215,870	(284,487)	(1,008)
British Pound	4/26/22	(248,020,505)	327,866,975	2,167,625
Canadian Dollar	4/26/22	(146,410,105)	116,302,839	(813,025)
Euro	4/26/22	5,067,493	(5,580,614)	28,326
Euro	4/26/22	313,130	(349,698)	(3,112)
Euro	4/26/22	(442,308,756)	487,790,754	(1,777,414)
Japanese Yen	4/26/22	5,024,391,435	(41,535,225)	(237,064)
Japanese Yen	4/26/22	(5,024,391,435)	41,577,115	278,955
New Zealand Dollar	4/26/22	(144,627,629)	100,425,914	267,286
Swedish Krona	4/26/22	(1,389,476,474)	147,183,386	(734,469)
Total				$(1,861,464)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	836	6/30/22	$102,723,500	$(4,071,136)
10-Year Australian Bond	794	6/15/22	75,284,252	(3,150,285)
Ultra 10-Year Treasury Note	1,368	6/30/22	185,321,250	(6,906,738)
US Treasury Long Bond	1,160	6/30/22	174,072,500	(6,021,959)
Total				$(20,150,118)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Credit default swaps:
Average notional value - buy protection	$ (478)
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	28,698,381
Average amounts sold - in USD	1,509,297,014
Futures contracts:
Average notional value of contracts - long	148,859,830
Average notional value of contracts - short	135,969,087

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SONIA	Sterling Overnight Interbank Average Rate
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $450,859,717, which represents 16.8% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$5,850,291	$-
Bank Loans and Mezzanine Loans	-	168,096,129	-
Corporate Bonds	-	1,400,671,874	-
Foreign Government Bonds	-	865,882,888	-
United States Treasury Notes/Bonds	-	159,311,015	-
Investment Companies	-	59,810,718	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,272,120	-
Total Investments in Securities	$-	$2,666,895,035	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,747,312	-
Total Assets	$-	$2,669,642,347	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$4,608,776	$-
Futures Contracts	20,150,118	-	-
Total Liabilities	$20,150,118	$4,608,776	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70259 05-22